MML SERIES INVESTMENT FUND II

Supplement dated March 1, 2011 to the

Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MML Small Cap Equity Fund to the Fund’s principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to the Fund’s new name, the MML Small/Mid Cap Equity Fund. These changes will take effect on May 1, 2011.

The following information replaces similar information found on page 40:

Investment Objective:

The Fund seeks capital appreciation.

The following information replaces similar information found in the first paragraph under Principal Investment Strategies on page 40:

The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser, OppenheimerFunds, Inc. (“OFI”), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of January 31, 2011, between $20 million and $12.62 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The following information supplements the information found under Principal Investment Strategies on pages 40 and 41:

In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-10-06

MML SERIES INVESTMENT FUND II

MML Small Cap Equity Fund

Supplement dated March 1, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MML Small Cap Equity Fund to the Fund’s principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to the Fund’s new name, the MML Small/Mid Cap Equity Fund. These changes will take effect on May 1, 2011.

The following information replaces similar information:

Investment Objective:

The Fund seeks capital appreciation.

The following information replaces similar information found in the first paragraph under Principal Investment Strategies:

The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser, OppenheimerFunds, Inc. (“OFI”), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of January 31, 2011, between $20 million and $12.62 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The following information supplements the information found under Principal Investment Strategies:

In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-02

MML SERIES INVESTMENT FUND II

Supplement dated March 1, 2011 to the

Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information found under Portfolio Managers on page 42 for the MML Small Cap Equity Fund:

Benjamin Ram is a Vice President of OFI. He has managed the Fund since September 2010.

The following information replaces the information found under Portfolio Managers on page 47 for the MML Strategic Emerging Markets Fund:

Roberto Lampl is the Head of Baring’s Global Emerging Markets Equities Team. He has managed the Fund since February 2011.

Mark Julio is an Investment Manager and has managed the Fund since February 2011.

The following information supplements the information for the MML Small Cap Equity Fund found under the heading Subadvisers and Portfolio Managers beginning on page 60 in the section titled Management of the Funds:

Benjamin Ram

is a co-portfolio manager of the MML Small Cap Equity Fund. Mr. Ram has been a Vice President and portfolio manager of OFI since May 2009. Prior to joining OFI, Mr. Ram was sector manager for financial investments and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009. He served as Portfolio Manager Mid Cap Strategies, Sector Manager Financials at The Guardian Life Insurance Company of America from January 2006 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. He was a financials analyst, from 2003 to 2005, and co-portfolio manager, from 2005 to 2006, at Mercantile Capital Advisers, Inc. Mr. Ram was a bank analyst at Legg Mason Securities from 2000 to 2003 and was a senior financial analyst at the CitiFinancial division of Citigroup, Inc. from 1997 to 2000.

The following information replaces the information for the MML Strategic Emerging Markets Fund found under the heading Subadvisers and Portfolio Managers beginning on page 60 in the section titled Management of the Funds:

Mark Julio, CFA

is a portfolio manager of the MML Strategic Emerging Markets Fund. Mr. Julio is an Investment Manager in the Global Emerging Markets Equity Team. Prior to joining the team as an Investment Manager, he worked as an analyst focusing on Latin American Equities. Mr. Julio joined Baring Asset Management in 2008. Previously, he worked as an equity analyst for HSBC Global Banking and Markets in London from January 2005.

Roberto Lampl

is a portfolio manager of the MML Strategic Emerging Markets Fund. Mr. Lampl is Head of Baring Asset Management’s Global Emerging Markets Equity Team. He joined Baring Asset Management in March 2010 as Head of Latin America Equities and was appointed to his current position in February 2011. Previously, Mr. Lampl worked at ING Investment Management where he managed the ING (L) Invest Latin America Fund and co-managed the ING (L) Invest Emerging Market Equity Fund, for over five years. Prior to this he worked for the Netherlands Development Finance Corporation and ABN Amro, New York in debt syndications roles, both focusing on Latin America and previously he was a Latin America analyst and portfolio manager at ABN Amro Asset Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-10-07

MML SERIES INVESTMENT FUND II

MML Small Cap Equity Fund

Supplement dated March 1, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information supplements the information found under Portfolio Managers:

Benjamin Ram is a Vice President of OFI. He has managed the Fund since September 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-03

MML SERIES INVESTMENT FUND II

MML Strategic Emerging Markets Fund

Supplement dated March 1, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the information found under Portfolio Managers:

Roberto Lampl is the Head of Baring’s Global Emerging Markets Equities Team. He has managed the Fund since February 2011.

Mark Julio is an Investment Manager and has managed the Fund since February 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01